Financial Assets and Financial Liabilities - Scheduled Maturities of the Debt Outstanding (Detail) ₽ in Millions	Dec. 31, 2018 RUB (₽)
Disclosure of detailed information about borrowings [abstract]
On demand	₽ 406,077
2019 (current portion)	6,217
2020	3,972
2021	2,430
2022	16
2023	88
Thereafter	32
Total	₽ 418,832